Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Disclosure of benefit payments undere company's french retirement entity	The following assumed benefit payments under the Company's French retirement indemnity are expected to be paid as follows:

2023	0
2024	0
2025	37
2026	21
2027	78
Years 2028 and thereafter	646

Disclosure of defined benefit plans [text block]
As part of the measurement of the retirement indemnity to employees, the following assumptions were used for all categories of employees in 2021 and 2022:

Population	Permanent staff
Retirement age	65
Terms of retirement	Initiated by the employee
Life expectancy	On the basis of the INSEE table (1)
Probability of continued presence in the company at retirement age	On the basis of the DARES table
(1)INSEE is the French National Institute of Statistics; DARES is the French Bureau of Studies and Statistics

Rate	As of
(in € thousands)	2021/12/31	2022/12/31
Salary growth rate - in 2022	3.00%	3.00%
Salary growth rate - beyond	3.00%	3.00%
Discount rate (iboxx)	0.87%	3.25%

Disclosure of net defined benefit liability (asset) [text block]
The following table presents the changes in the present value of the defined benefit obligation:

Changes in the present value of the defined benefit obligation
(in € thousands)
Defined benefit obligation as of January 01, 2021	922
Current service cost	154
Interest cost on benefit obligation	5
Actuarial losses / (gains) on obligation	—
Past service costs	(216)
Service paid to employees	—
Defined benefit obligation as of December 31, 2021	864
Current service cost	169
Interest cost on benefit obligation	8
Actuarial losses / (gains) on obligation	—
Past service costs	(258)
Service paid to employees	—
Defined benefit obligation as of December 31, 2022	782

Disclosure of sensitivity analysis for actuarial assumptions [text block]
Sensitivity of the Group’s retirement and post-employment benefits to a variation of the discount rate:

	Retirement and post-employment benefits
Sensitivity of the Group's retirement and post-employment benefits	Changes in	Impact /
to a variation of the discount rate	assumptions /	present value of
(in € thousands)	discount rate	the undertaking
+	0.25%	(23)
-	0.25%	24